LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule Of Long Term Bank Balance [Table Text Block]
Long-term debt consists of the following:

	December 31,	December 31,
	2014	2013

Loan from Chailease Finance Co., Ltd. with an interest rate at 5% per annum, due on May 30, 2015	$34,610	$135,208

Loan from Taipei Fubon Bank with an interest rate at .5% per annum, due on November 26, 2014		62,942

Other Loan	-	2,638

Convertible debenture	-	350,000
	$34,610	$550,788
Less: Current portion	(34,610)	(164,156)
Less: Debt discount		(22,262)

	$-	$364,370

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]	The future principal payments under the bank loans are as follow:
For the year ended December 31,
2015	$34,610
Total	$34,610